Leases - Cash flows associated with the Company’s operating and finance leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating cash flows from operating leases	$ (31,083)	$ (29,920)
Operating cash flows from finance leases	(17,626)	(17,537)
Financing cash flows from finance leases	(10,230)	(9,445)
Net cash flows from failed sale and leaseback arrangements	$ (58,939)	$ (56,902)